STOCKHOLDERS' DEFICIT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
STOCKHOLDERS' DEFICIT
Summary of the Company's option activity

	For the Three months ended
	March 31, 2026
		Weighted
		average	Aggregate
	Amount of	exercise	intrinsic
	options *	price	value
		$	$
Outstanding at December 31, 2025	51,656	34.19	—
Granted	—	—	—
Vested	(400)	25.95	—
Outstanding at March 31, 2026	51,256	34.25	—
Exercisable at March 31, 2026	43,934	34.36	—

*    Represents Employee Stock Options only (not including RSUs).

	For the year ended December 31,
	2025			2024
		Weighted			Weighted
	Amount	average	Aggregate	Amount	average	Aggregate
	Of	exercise	Intrinsic	Of	exercise	intrinsic
	options(*)	price	Value	Options(*)	Price	value
		$	$		$	$
Outstanding at beginning of period	86,359	34.55		107,052	49.01
Granted	—	—		—	—
Exercised	—	—		—	—
Forfeited	(34,703)	35.09		(20,693)	109.34
Outstanding at end of period	51,656	34.19	—	86,359	34.55	—
Vested at end of period	43,800	34.39	—	69,176	34.81	—

* Represents Employee Stock Options only (not including RSUs).

Schedule of restricted stock activity

			Weighted Average
			Remaining
	Number of Shares	Weighted Average	Contractual
	of Restricted	Grant Date Fair	Term
	Stock	Value	(Years)
Nonvested as of December 31, 2025	310,854	3.01	0.45
Granted	—	—	—
Vested	57,605	4.95	—
Forfeited	—	—	—
Nonvested as of March 31, 2026	253,249	2.57	0.26

			Weighted
			Average
	Number of	Weighted	Remaining
	Restricted	Average Grant	Contractual
	Stock	Date Fair Value	Term (Years)
Nonvested as of December 31, 2023	20,327	(*) 42.90	1.32
Granted	115,210	(*) 4.95
Vested	6,679	(*) 38.73
Forfeited	7,572	(*)31.11
Nonvested as of December 31, 2024	121,286	6.69	0.72
Granted	688,666	2.14
Vested	469,098	2.74
Forfeited	30,000	2.14
Nonvested as of December 31, 2025	310,854	3.01	0.45

Schedule of total stock-based compensation expense

	Three months ended
	May 31,
	2026	2025
Research and development	$63	$247
General and administrative	70	470
Total stock-based compensation expense	$133	$717

	December 31,
	2025	2024

	U.S. $ in thousands
Research and development	571	355
General and administrative	949	343
Total stock-based compensation expense	1,520	698